RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative)	Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	12.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	16.00%